Fair Value Measurements - Summary Of Company's Assets And Liabilities That Are Measured At Fair Value (Detail) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 17,821,005	$ 17,591,536	$ 237,373,538
Fair Value, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	17,821,005	17,591,536	237,373,538
Fair Value, Recurring [Member] | Level 1 [Member] | US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments Held for Trading	109,979	108,610
Fair Value, Recurring [Member] | Level 1 [Member] | Warrant [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	575,000	460,000	1,150,000
Fair Value, Recurring [Member] | Level 3 [Member] | Warrant [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 600,000	$ 480,000	$ 1,200,000